CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interest CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2015	¥ 25		¥ 7,803	¥ (2,225)	¥ (346,137)	¥ 23,623	¥ 2,950				¥ (313,961)
Beginning balance (in shares) at Dec. 31, 2015 | shares	72,000,000
Changes in shareholders' (deficit) equity
Share-based compensation			3,438								3,438
Net loss					(362,681)		(765)				(363,446)
Deemed dividend on Series D convertible preferred shares			(9,041)		(46,240)						(55,281)
Unrealized gains of available-for-sales securities, net of tax						1,415					1,415
Foreign currency translation						39,832					39,832
Ending Balance at Dec. 31, 2016	¥ 25		2,200	(2,225)	(755,058)	64,870	2,185				(688,003)
Ending Balance (in shares) at Dec. 31, 2016 | shares	72,000,000
Changes in shareholders' (deficit) equity
Receipts of subscription receivables from shareholders				25							25
Share-based compensation			9,921								9,921
Net loss					(248,580)		(747)				(249,327)
Unrealized gains of available-for-sales securities, net of tax						5,181					5,181
Reclassification of realized gains, net of tax						(1,154)					(1,154)
Foreign currency translation						(21,347)					(21,347)
Ending Balance at Dec. 31, 2017	¥ 25		12,121	(2,200)	(1,003,638)	47,550	1,438				(944,704)
Ending Balance (in shares) at Dec. 31, 2017 | shares	72,000,000							72,000,000	0
Changes in shareholders' (deficit) equity
Cancellation of subscription receivables from shareholders			(2,200)	¥ 2,200
Share-based compensation			51,359								51,359
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 11)	¥ (25)	¥ 25
Re-designation of Class A ordinary shares into Class B ordinary shares (in shares) (Note 11) | shares	(72,000,000)	72,000,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134	¥ 5		694,873								694,878
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares) | shares	15,969,110
Conversion of preferred shares into Class A ordinary shares upon IPO	¥ 24		1,784,725								1,784,749
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) | shares	75,118,996
Net loss					(380,091)		(1,950)				(382,041)
Unrealized gains of available-for-sales securities, net of tax						8,734				$ 1,270	8,734
Reclassification of realized gains, net of tax						(10,869)				(1,581)	(10,869)
Foreign currency translation						21,658				3,150	21,658
Ending Balance at Dec. 31, 2018	¥ 29	¥ 25	¥ 2,540,878		¥ (1,383,729)	¥ 67,073	¥ (512)			$ 177,989	¥ 1,223,764
Ending Balance (in shares) at Dec. 31, 2018 | shares	91,088,106	72,000,000						91,088,106	72,000,000